MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, NY 10036

September 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Institutional Fund Trust

Registration Statement on Form N-14

Dear Sir or Madam:

On behalf of Morgan Stanley Institutional Fund Trust, a Pennsylvania business trust (the “Registrant”), under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing with the Securities and Exchange Commission under the 1933 Act is the Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of Morgan Stanley Limited Duration U.S. Government Trust, a Massachusetts business trust, will be transferred to the Limited Duration Portfolio, a series of the Registrant (“MSIFT Limited Duration”), in exchange for shares of beneficial interest of MSIFT Limited Duration.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement on Form N-14 or the foregoing matters, please do not hesitate to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures
cc: Joseph C. Benedetti